Long-term debt (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Senior unsecured notes [Member]
Statement [Line Items]
Payments made		$ 920,000
Borrowings, interest rate	9.50%	9.50%
Write-down of unamortized transaction costs		$ 2,216
Tender premium on 9.50% senior unsecured notes	$ 0	47,718
Proceeds from issue of notes		1,000,000
Senior secured revolving credit facilities [Member]
Statement [Line Items]
Payments made	$ 227,075	$ 160,000
Description of senior secured facilities	On July 14, 2017, the Group entered into amendments to its two senior credit facilities to secure both facilities with substantially all of the Group’s assets other than assets related to the Rosemont project, amend the financial covenants, extend the maturity dates from March 31, 2019 to July 14, 2021 and reduce the interest rate from LIBOR plus 4.50% to LIBOR plus 3.00%, based on financial results for the twelve months ended June 30, 2017. The two facilities have substantially similar terms and conditions.
The 2023 Notes [Member]
Statement [Line Items]
Borrowings, interest rate		7.25%
Proceeds from issue of notes		$ 400,000
The 2025 Notes [Member]
Statement [Line Items]
Borrowings, interest rate		7.625%
Proceeds from issue of notes		$ 600,000